Thrivent Small-Mid Cap ESG ETF

Schedule of Investments as of June 30, 2023(unaudited)

Shares	Common Stock (98.0%)	Value
Consumer Discretionary (11.2%)
16,732	Aptiv plc [a]	$1,708,170
64,526	Modine Manufacturing Co. [a]	2,130,648
339	NVR, Inc. [a]	2,152,860
5,000	Savers Value Village, Inc. [a]	118,500
29,091	Skyline Champion Corp. [a]	1,904,006
11,649	Tractor Supply Co.	2,575,594
8,018	Vail Resorts, Inc.	2,018,612
43,345	Wyndham Hotels & Resorts, Inc.	2,972,167
	Total	15,580,557
Consumer Staples (5.3%)
146,407	Coty, Inc., Class A [a]	1,799,342
32,865	Darling Ingredients, Inc. [a]	2,096,458
53,815	Grocery Outlet Holding Corp. [a]	1,647,277
15,639	Lamb Weston Holdings, Inc.	1,797,703
	Total	7,340,780
Energy (2.0%)
93,253	NOV, Inc.	1,495,778
77,101	TechnipFMC plc [a]	1,281,419
	Total	2,777,197
Financials (13.0%)
7,880	Ameriprise Financial, Inc.	2,617,421
47,136	Arch Capital Group, Ltd. [a]	3,528,129
31,607	Banner Corp.	1,380,278
90,388	Cadence Bank	1,775,220
46,582	Enterprise Financial Services Corp.	1,821,356
6,769	Kinsale Capital Group, Inc.	2,532,960
24,542	Raymond James Financial, Inc.	2,546,723
30,555	Triumph Financial, Inc. [a]	1,855,300
	Total	18,057,387
Health Care (10.3%)
109,312	Abcam plc ADR [a]	2,674,865
61,602	Envista Holdings Corp. [a]	2,084,612
24,637	Halozyme Therapeutics, Inc. [a]	888,656
5,733	ICON plc [a]	1,434,397
12,522	Laboratory Corp. of America Holdings	3,021,934
35,294	Progyny, Inc. [a]	1,388,466
149,411	R1 RCM, Inc. [a]	2,756,633
	Total	14,249,563
Industrials (23.2%)
17,472	Advanced Drainage Systems, Inc.	1,987,964
23,098	ASGN, Inc. [a]	1,746,902
47,552	Barnes Group, Inc.	2,006,219
7,757	Carlisle Cos., Inc.	1,989,903
77,230	Core & Main, Inc., Class A [a]	2,420,388
9,660	Forward Air Corp.	1,025,023
9,460	Kadant, Inc.	2,101,066
4,765	Paycom Software, Inc.	1,530,708
19,517	Quanta Services, Inc.	3,834,115
13,824	Regal Rexnord Corp.	2,127,513
6,427	Saia, Inc. [a]	2,200,669
41,761	Timken Co.	3,822,384
20,836	TransUnion	1,632,084
2,480	United Rentals, Inc.	1,104,518
14,381	WESCO International, Inc.	2,575,062
	Total	32,104,518
Shares	Common Stock (98.0%)	Value
Information Technology (14.7%)
143,565	Celestica, Inc. [a]	$2,081,693
19,310	Entegris, Inc.	2,139,934
3,726	Fair Isaac Corp. [a]	3,015,117
16,479	Insight Enterprises, Inc. [a]	2,411,537
23,432	Lattice Semiconductor Corp. [a]	2,251,112
10,698	Littelfuse, Inc.	3,116,434
10,074	Nice, Ltd. ADR [a]	2,080,281
5,192	Tyler Technologies, Inc. [a]	2,162,312
18,942	Wolfspeed, Inc. [a]	1,052,986
	Total	20,311,406
Materials (8.1%)
40,286	Berry Global Group, Inc.	2,592,001
24,176	Eastman Chemical Co.	2,024,015
32,460	Ingevity Corp. [a]	1,887,874
22,481	Steel Dynamics, Inc.	2,448,855
61,507	Summit Materials, Inc., Class A [a]	2,328,040
	Total	11,280,785
Real Estate (7.5%)
12,778	Alexandria Real Estate Equities, Inc.	1,450,175
11,410	Life Storage, Inc.	1,517,074
12,955	Mid-America Apartment Communities, Inc.	1,967,346
43,430	National Storage Affiliates Trust	1,512,667
37,471	Regency Centers Corp.	2,314,584
32,416	Rexford Industrial Realty, Inc.	1,692,763
	Total	10,454,609
Utilities (2.7%)
60,521	CenterPoint Energy, Inc.	1,764,187
19,582	Entergy Corp.	1,906,699
	Total	3,670,886
	Total Common Stock (Cost $123,758,707)	135,827,688

Shares or Principal Amount	Short-Term Investments (2.0%)	Value
2,760,000	U.S. Treasury Bills, 5.03%, 07/05/2023 [b]	2,759,248
	Total Short-Term Investments (Cost $2,758,478)	2,759,248
	Total Investments (Cost $126,517,185) 100.0%	138,586,936
	Other Assets and Liabilities, Net 0.0%	49,794
	Total Net Assets 100.0%	$138,636,730

a	Non-income producing security.
b	The interest rate shown reflects the yield.

Definitions:
ADR	–	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Small-Mid Cap ESG ETF

Schedule of Investments as of June 30, 2023(unaudited)
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Thrivent Small-Mid Cap ESG ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	$15,580,557	$15,580,557	$—	$—
Consumer Staples	7,340,780	7,340,780	—	—
Energy	2,777,197	2,777,197	—	—
Financials	18,057,387	18,057,387	—	—
Health Care	14,249,563	14,249,563	—	—
Industrials	32,104,518	32,104,518	—	—
Information Technology	20,311,406	20,311,406	—	—
Materials	11,280,785	11,280,785	—	—
Real Estate	10,454,609	10,454,609	—	—
Utilities	3,670,886	3,670,886	—	—
Short-Term Investments	2,759,248	—	2,759,248	—
Total Investments at Value	$138,586,936	$135,827,688	$2,759,248	$—
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Notes to Schedule of Investments

as of June 30, 2023
(unaudited)
SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments — The Fund records its investments at fair value using market quotations when they are readily available pursuant to Rule 2a-5. The Fund’s investments are recorded at fair value determined in good faith when market quotations are not readily available. Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund's Board of Trustees (the "Board"). Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to- market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.
The Board has chosen Thrivent Asset Management, LLC (the “Adviser”) as the valuation designee, responsible for the daily valuation of the Fund's securities. The Adviser has formed a Valuation Committee (the “Committee”) that is responsible for overseeing the Fund’s valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Fund's investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Foreign Currency Translation — The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Fund does not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Fund treats the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Additional information for the Fund's policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund's most recent annual or semiannual shareholder report.